Payables to non-controlling interests	12 Months Ended
Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
Other Liabilities Disclosure [Text Block]
(12)	Payables to non-controlling interests

In November 2012, a third party (“Party A”) contributed RMB 100,000 to Hainan Yingli to acquire 5.825% equity interest of Hainan Yingli. Pursuant to the agreement between Yingli China and the investor, Yingli China is obligated to repurchase such equity interest from the investor in the amount of RMB 100,000 plus 5% annual interest in 5 years. As of December 31, 2015 and 2016, the Company recorded the RMB 100,000 of payment obligation in “Long-term payables to non-controlling interest holders” and “Payables to non-controlling interest holders”, respectively, in the Consolidated Balance Sheets. Under the payment schedule, the RMB 100,000 of payment obligation for sale and repurchase of 5.825% equity interest of Hainan Yingli will become due in November 2017.

In December 2013, another third party (“Party B”) contributed RMB 100,000 to Hainan Yingli to acquire 5.50% equity interest of Hainan Yingli. Pursuant to the agreement between Yingli China and the investor, Yingli China is obligated to purchase such equity interest from the investor in the amount of RMB 100,000 plus 6.15% annual interest in 2 years. As of December 31, 2015 and 2016, the Company recorded the RMB 100,000 of payment obligation overdue as “Payables to non-controlling interest holders” in the Consolidated Balance Sheet. The Company is still in negotiation with the third party about the extension of the payment schedule under the relevant agreements.

In November 2015, Party B contributed a land use right with fair value of RMB 728,116 to Hainan Yingli to acquire 21.84% equity interest of Hainan Yingli. Pursuant to the agreement between Yingli China and the investor, Yingli China is obligated to repurchase such equity interest from the investor in the amount of RMB 728,116 plus benchmark interest rate within 2 months to 10 years, among which, RMB 23,000 would be paid within two months, RMB 82,000 would be paid within 3 year, and the remaining of 623,116 would be paid within 10 years. Because of Yingli China’s contractual obligations to purchase the equity interests from these investors, the equity contributions made by the investors plus accrued interest have been recorded as liabilities. This land use right was subsequently disposed by Hainan Yingli in December 2015(refer to note 6). As in substance the whole arrangement is financing, proceeds received from the disposal were presented as financing activities.

As of December 31, 2016, total current and non-current payables to Party B was RMB 100,000 and RMB  705,116, respectively.

In January 2016, a third party (“Party C”) contributed RMB 23,000 to Hainan Yingli to acquire 0.90% equity interest of Hainan Yingli. Pursuant to the agreement between Yingli China and the investor, Yingli China is obligated to repurchase such equity interest from the investor in the amount of RMB 23,000 plus 19% aggregate interest in 5 years.

Based on the above repurchase schedule, including principal and interest, RMB 135,339 and RMB 233,135 (US$ 33,578) have been recorded in “Payables to non-controlling interest holders”, RMB 821,276 and RMB 763,393 (US$ 109,952) have been recorded in “Long-term payables to non-controlling interest holders” in the Consolidated Balance Sheets as of December 31, 2015 and 2016, respectively.